SCHEDULE OF INCOME BEFORE INCOME TAXES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Effective Income Tax Rate Reconciliation [Line Items]
Total (loss) before income taxes	$ (2,480,020)	$ (4,658,829)
PRC [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total (loss) before income taxes	(2,064,298)	(4,198,659)
HONG KONG
Effective Income Tax Rate Reconciliation [Line Items]
Total (loss) before income taxes	(4,215)	(285)
BVI [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total (loss) before income taxes	$ (411,507)	$ (459,885)